Accounts Receivable	9 Months Ended
Sep. 30, 2011
Accounts Receivable Additional Disclosures [Abstract]
Trade and Other Accounts Receivable, Policy [Policy Text Block]
NOTE 2 – ACCOUNTS RECEIVABLE
At September 30, 2011 and December 31, 2010, accounts receivable consisted of the following:

	September 30, 2011	December 31, 2010
	(Unaudited)
Accounts receivable	$20,105,837	$15,617,336
Less: allowance for doubtful accounts	-	-
	$20,105,837	$15,617,336

Included in accounts receivable is $15,218,375 and $14,738,043 at September 30, 2011 and December 31, 2010 which is due from Defeng Seed Co., Ltd. (“Defeng”) (see Note 17).  These receivables are collateralized by equity interests in Defeng.   At September 30, 2011 and December 31, 2010, the Company does not, based on a review of its outstanding balances, have any allowance for doubtful accounts.